CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital [member]	Additional paid in capital [member]	Retained earnings [member]	Currency translation adjustments [member]	Shareholder's equity [member]	Non-controlling interest [member]
Equity beginning balance at Dec. 31, 2019	$ 41,159	$ 1,185	$ 7,732	$ 37,481	$ (5,258)	$ 41,139	$ 20
Net income/(loss)	(956)			(961)		(961)	6
Other comprehensive income/(loss)	(2,509)			113	(2,622)	(2,509)
Total comprehensive income	(3,464)
Dividends	(1,189)			(1,189)		(1,189)
Share buy-back	(890)		(890)			(890)
Other equity transactions	(6)		(4)	0		(4)	(2)
Equity ending balance at Jun. 30, 2020	35,610	1,185	6,838	35,443	(7,879)	35,587	23
Equity beginning balance at Dec. 31, 2019	41,159	1,185	7,732	37,481	(5,258)	41,139	20
Net income/(loss)	(5,496)
Other comprehensive income/(loss)	977
Total comprehensive income	(4,519)
Equity ending balance at Dec. 31, 2020	33,892	1,164	6,852	30,050	(4,194)	33,873	19
Net income/(loss)	1,854
Other comprehensive income/(loss)	45
Total comprehensive income	1,899
Equity ending balance at Mar. 31, 2021	35,782
Equity beginning balance at Dec. 31, 2020	33,892	1,164	6,852	30,050	(4,194)	33,873	19
Net income/(loss)	3,797			3,789		3,789	8
Other comprehensive income/(loss)	247			174	73	247
Total comprehensive income	4,044
Dividends	(877)			(877)		(877)
Share buy-back	0	0	0			0
Other equity transactions	(18)		(8)	0		(8)	(9)
Equity ending balance at Jun. 30, 2021	37,041	1,164	6,844	33,136	(4,121)	37,023	18
Equity beginning balance at Mar. 31, 2021	35,782
Net income/(loss)	1,943
Other comprehensive income/(loss)	202
Total comprehensive income	2,144
Equity ending balance at Jun. 30, 2021	$ 37,041	$ 1,164	$ 6,844	$ 33,136	$ (4,121)	$ 37,023	$ 18